Business Combinations (Details) - CNY (¥)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Feb. 29, 2020
Business Combinations (Details) [Line Items]
Shares percentage	51.00%
Equity interest rate					38.40%
Ordinary shares (in Shares)		4,856,273
Total estimated fair value		¥ 284,000,000
Business combinations description		Since the acquisition, the Rosenkavalier Group contributed RMB31,885,000 revenue and RMB3,362,000 profit to the Group for the year ended December 31, 2020, contributed RMB109,270,000 revenue and RMB3,543,000 profit to the Group for the year ended December 31, 2021, contributed RMB140,223,000 revenue and RMB55,121,000 loss to the Group for the year ended December 31, 2022.
Impairment amount		¥ 237,225,000
Revenue			¥ 162,881,000
Loss			16,572,000
Goodwill		237,225,000
Other receivables		9,671,000
Other assets		10,064,000
Other receivables		218,000
Transaction costs			¥ 934,000	¥ 320,000
Beijing Kuke Music Co. Ltd. [Member]
Business Combinations (Details) [Line Items]
Cash acquisition	¥ 1,000,000
Beijing Successor Educational Equipment Co., Ltd [Member]
Business Combinations (Details) [Line Items]
Contributed revenue		15,275,000
Contributed loss		¥ 3,351,000
Lung Yu and He Yu [Member]
Business Combinations (Details) [Line Items]
Equity interest rate					61.60%